Fees Summary	Nov. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,175,000
Previously Paid Amount	0.00
Total Fee Amount	1,098.49
Total Offset Amount	0.00
Net Fee	1,098.49
Narrative - Max Aggregate Offering Price	$ 7,175,000
Final Prospectus	true